Total
Value Line Centurion Fund, Inc.
Value Line Centurion Fund, Inc.
Investment objective
The Fund’s investment objective is long-term growth of capital.
Fees and expenses
This table describes the fees and expenses you pay in connection with an investment in the Fund. It does not take into account any fees or other expenses of any variable annuity or variable life insurance product. If such fees were reflected, expenses would be higher.

Annual Fund Operating Expenses(expenses that you pay each year as a percentage of the value of your investment.)
Annual Fund Operating Expenses	Value Line Centurion Fund, Inc. VALUE LINE CENTURION FUND INC
Management Fees	0.45%
Distribution and Service (12b-1) Fees	0.40%
Other Expenses	0.16%
Total Annual Fund Operating Expenses	1.01%	[1]
Less: 12b-1 Fee Waiver	(0.13%)	[2]
Net Expenses after Fee Waiver	0.88%
[1]	Total Annual Fund Operating Expenses may not correlate to the expense ratio in the Financial Highlights in this Prospectus and in the Fund’s financial statements because Fees reflect the contractual 12b-1 fee waiver.
[2]	EULAV Securities LLC (the “Distributor”) has contractually agreed to waive a portion of the Fund’s 12b-1 fee in an amount equal to 0.13% of the Fund’s average daily net assets through June 30, 2022. There is no assurance that the Distributor will extend the contractual fee waiver beyond June 30, 2022. The waiver cannot be terminated before June 30, 2022 without the approval of the Fund’s Board of Directors.

Example
The example below is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated whether or not you redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same except in year one. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example	1 year	3 years	5 years	10 years
Value Line Centurion Fund, Inc. | VALUE LINE CENTURION FUND INC | USD ($)	90	309	545	1,224

Expense Example No Redemption	1 year	3 years	5 years	10 years
Value Line Centurion Fund, Inc. | VALUE LINE CENTURION FUND INC | USD ($)	90	309	545	1,224

Portfolio turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year the Fund’s portfolio turnover rate was 6% of the average value of its portfolio.

Principal investment strategies
To achieve the Fund’s investment objective, EULAV Asset Management (the “Adviser”) invests substantially all of the Fund’s net assets in common stocks. The Fund is actively managed by the Adviser which seeks to purchase growth companies that have fundamentally strong market positions in growing industries that may enable those companies to increase future sales and earnings at an above average pace in the coming years. During the investment selection process, the Adviser performs fundamental and quantitative analysis on each company and utilizes the rankings of companies by the Value Line Timeliness™ Ranking System (the “Ranking System”) to assist in selecting equity securities for purchase or sale. The Ranking System is a proprietary quantitative system that compares an estimate of the probable market performance of each stock within a universe during the next six to twelve months to that of all stocks within that universe and ranks stocks on a scale of 1 (highest) to 5 (lowest). The universe followed by the Ranking System consists of stocks of approximately 1,700 companies accounting for approximately 90% of the market capitalization of all stocks traded on the U.S. securities exchanges. All the stocks followed by the Ranking System are listed on U.S. stock exchanges or traded in the U.S. over-the-counter markets. Apart from the diversification requirements of the Investment Company Act of 1940 (the “1940 Act”) applicable to diversified funds (which generally means that it will not invest more than 5% of its total assets in the stocks of any one company), the Fund is not subject to any limit on the percentage of its assets that may be invested in any particular stock and there are no set limitations on the sector weightings of the Fund’s investments.
The Adviser may sell securities for a variety of reasons, including when a company’s business fundamentals deteriorate or a company’s valuation has become less attractive in relationship to the company’s future growth prospects. Other reasons include to secure gains, limit losses or redeploy assets into more promising investment opportunities.
The Adviser has discretion in managing the Fund, including whether and which ranked stocks to include within the Fund’s portfolio, whether and when to buy or sell stocks based upon changes in their rankings, and the frequency and timing of rebalancing the Fund’s portfolio. The Adviser will determine the percentage of the Fund’s assets invested in each stock based on the stock’s relative attractiveness taking into account the potential risk and reward of each investment.

Principal risks of investing in the Fund
Investing in any mutual fund involves risk, including the risk that you may receive little or no return on your investment, and that you may lose money. Therefore, before you invest in this Fund you should carefully evaluate the risks.
Growth Style Risk. Growth stocks may be more volatile than other stocks because they are generally more sensitive to investor perceptions and market movements. In addition, growth stocks as a group may be out of favor at times and underperform the overall equity market for long periods while investors concentrate on other types of stocks, such as “value” stocks.

Market Risk. The chief risk that you assume when investing in the Fund is market risk which is the possibility that the securities in a certain market will decline in value because of factors such as recessions, changes in interest rates, global trade policies, war, terrorism including cyber terrorism, natural and environmental disasters as well as public health emergencies. Market risk may have a material impact on a single issuer, an industry, a sector of the economy or the market as a whole and could be significant and cause losses.

Equity Securities Risk. Equity securities represent ownership in a corporation and their prices fluctuate for a number of reasons including issuer-specific events, market perceptions and general movements in the equity markets. The resulting fluctuation in the price of equity securities may take the form of a drastic movement or a sustained trend. If an issuer is liquidated or declares bankruptcy, the claims of owners of bonds will take precedence over the claims of owners of common stocks. Historically, the prices of equity securities have fluctuated more than bond prices.

Sector Allocation Risk. A sector is a group of selected industries within the economy, such as technology. The Fund may be overweighted or underweighted in certain sectors, which may cause the Fund’s performance to be more or less sensitive, respectively, to developments affecting those sectors.

Active Management Risk. Because the Fund is actively managed, its investment return depends on the ability of the Adviser to manage the Fund’s portfolio successfully. There can be no guarantee that the Adviser’s investment strategies will produce the desired results or that the investment objective of the Fund will be achieved.

Ranking System Risk. The Adviser’s use of the results of the Ranking System in managing the Fund involves the risk that the Ranking System may not have the predictive qualities anticipated by the Adviser or that over certain periods of time the price of securities not covered by the Ranking System, or lower ranked securities, may appreciate to a greater extent than those securities in the Fund’s portfolio. Quantitative models like the Ranking Systems may not work as anticipated, potentially resulting in lower investment performance or losses to the Fund.

Market Disruption Risk. Markets may be impacted by negative external and /or direct and indirect economic factors such as pandemics, natural disasters, global trade policies and political unrest or uncertainties. The adverse impact of any one or more of these events on the market value of Fund investments could be significant and cause losses. Recently, the outbreak of respiratory disease caused by the coronavirus COVID-19 has had, and is expected to continue to have, a severely adverse impact on the economies of many nations, individual companies and the market in general. The Adviser cannot predict the likelihood of occurrence or the effects of similar pandemics and epidemics in the future on the U.S. and other economies, or the investments in the Fund’s portfolio or the potential for success of the Fund.

Cybersecurity Risk. As the use of technology becomes more prevalent in the course of business, the Fund becomes more susceptible to operational, financial and information security risks resulting from cyber-attacks and/or technological malfunctions. Successful cyber-attacks and/or technological malfunctions affecting the Fund or its service providers can result in, among other things, financial losses to the Fund and its shareholders, the inability to process transactions with shareholders or other parties and the release of private shareholder information or confidential Fund information. While measures have been developed which are designed to reduce the risks associated with cybersecurity, there are inherent limitations in such measures and there is no guarantee those measures will be effective, particularly since the Fund does not directly control the cybersecurity measures of its service providers, financial intermediaries or companies in which it invests or with which it does business.
An investment in the Fund is not a complete investment program and you should consider it just one part of your total investment program. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency. For a more complete discussion of risk, please turn to page 8.

Fund performance
The bar chart and table that follows can help you evaluate the risks of investing in the Fund. The bar chart shows how returns for the Fund’s shares have varied over the past ten calendar years, and the table shows the average annual total returns of these shares for one, five, and ten years. These returns are compared to the performance of the S&P 500® Index, which is a broad based market index. This performance information does not reflect separate account or variable insurance contract fees or charges. If such fees and charges were reflected, the Fund’s returns would be less than those shown. All returns reflect reinvested dividends. The Fund’s past performance is not necessarily an indication of how it will perform in the future.

Total returns as of 12/31 each year (%)

Best Quarter: Q1 2019 +18.95% Worst Quarter: Q1 2020 –17.45%
Average Annual Total Returns for Periods Ended December 31, 2020
Average Annual Returns - Value Line Centurion Fund, Inc.	Label	1 Year	5 Years	10 Years
VALUE LINE CENTURION FUND INC	Value Line Centurion Fund	17.55%	14.93%	13.40%
S&P 500® Index (reflects no deduction for fees or expenses)	S&P 500® Index (reflects no deduction for fees or expenses)	18.40%	15.22%	13.88%